Transactions with Related Parties	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Related Party Transactions [Abstract]
Transactions with Related Parties
3.      Transactions with Related Parties:

The following transactions with related parties occurred during the three months ended March 31, 2016 and 2017.
(a)     Maritime:

The following amounts were charged by Maritime pursuant to the head management and ship-management agreements with the Company, and are included in the accompanying unaudited interim consolidated statements of comprehensive income / (loss):
	Three Months Ended March 31,
	2016	2017
Included in Voyage related costs and commissions
Charter hire commissions	$79	$95
Included in Management fees, related parties
Ship-management fees	145	175
Included in General and administrative expenses
Administration fees	391	395
Total	$615	$665

As of December 31, 2016 and March 31, 2017, the balances due to Maritime were $1,953 and $5,024, respectively and are included in Due to related parties in the accompanying consolidated balance sheets. The amount due to Maritime as of December 31, 2016 and March 31, 2017, includes $300 placed in escrow by Maritime on behalf of Sixthone, relating to a dispute with one of the Company’s charterers, as discussed in Note 11. The balances with Maritime are interest free and with no specific repayment terms.
The ship-management fees and the administration fees will be adjusted annually according to the official inflation rate in Greece or such other country where Maritime was headquartered during the preceding year. On August 9, 2016, the Company amended the head management agreement with Maritime to provide that in the event the official inflation rate for any calendar year is deflationary, no adjustment shall be made to the ship-management fees and the administration fees, which will remain, for the particular calendar year, as per the previous calendar year.
(b)     Maritime Investors Corp. (“Maritime Investors”):

The promissory note of  $2,500 that bears an interest rate of 2.75% per annum payable quarterly in arrears in cash or common shares of the Company, at a price per common share based on a five day volume weighted average price, at the Company’s discretion, is separately reflected in the accompanying consolidated balance sheets.
Accrued interest on the promissory note for the three months ended March 31, 2016 and 2017, amounted to $17 for both periods, and is included in Interest and finance costs, net in the accompanying consolidated statement of comprehensive income / (loss).
On each of August 9, 2016 and March 7, 2017, the Company agreed with Maritime Investors to extend the maturity of the promissory note for one year, at the same terms and at no additional cost to the Company. The maturity of the promissory note, as amended, is January 2019.

3.      Transactions with Related Parties

The Company uses the services of Maritime, a ship management company with its principal office in Greece and an office in the U.S.A. Maritime is engaged under separate management agreements directly by the Company’s respective subsidiaries to provide a wide range of shipping services, including but not limited to, chartering, sale and purchase, insurance, operations and dry-docking and construction supervision, all provided at a fixed daily fee per vessel. For the ship management services, Maritime charges a fee payable by each subsidiary of  $0.325 per day per vessel, while the vessel is in operation including any pool arrangements (or $0.160 per day for as long as the chartering services for the Northsea Alpha and the Northsea Beta were subcontracted to NST) and $0.450 per day per vessel while the vessel is under construction, as well as an additional daily fee (which is dependent on the seniority of the personnel) to cover the cost of engineers employed to conduct the supervision of the newbuilding (collectively the “ship-management fees”). As discussed in Note 1, in June and November 2016, Maritime assumed full commercial management of the Northsea Beta and the Northsea Alpha, respectively. In addition, Maritime charges the Company a commission rate of 1.25% on all charter hire agreements arranged by Maritime.
The management agreements for the vessels have an initial term of five years. For the Northsea Alpha, Northsea Beta and Pyxis Delta the base term expired on December 31, 2015, for Pyxis Theta will expire on December 31, 2017 and for the Pyxis Epsilon and the Pyxis Malou will expire on December 31, 2018. Following their initial expiration dates, the management agreements will automatically be renewed for consecutive five year periods, or until terminated by either party on three months’ notice.
Under a Head Management Agreement (the “Head Management Agreement”) with Maritime that commenced on March 23, 2015 and will continue until March 23, 2020 (unless terminated by either party on 90 days’ notice), Maritime provides administrative services to the Company, which include, among other, the provision of the services of the Company’s Chief Executive Officer, Chief Financial Officer, Senior Vice President of Corporate Development, General Counsel and Corporate Secretary, Chief Operating Officer, one or more internal auditor(s) and a secretary, as well as the use of office space in Maritime’s premises. Following the initial expiration date, the Head Management Agreement will automatically be renewed for a five year period. Under the Head Management Agreement, the Company pays Maritime a fixed fee of $1,600 annually (the “administration fees”). In the event of a change of control of the Company during the management period or within 12 months after the early termination of the Head Management Agreement, then the Company will pay to Maritime an amount equal to 2.5 times the then annual administration fees.
The ship-management fees and the administration fees will be adjusted annually according to the official inflation rate in Greece or such other country where Maritime was headquartered during the preceding year. On August 9, 2016, the Company amended the Head Management Agreement with Maritime to provide that in the event that the official inflation rate for any calendar year is deflationary, no adjustment shall be made to the ship-management fees and the administration fees, which will remain, for the particular calendar year, as per the previous calendar year.
The following amounts charged by Maritime are included in the accompanying consolidated statements of comprehensive income/(loss):
	Year Ended December 31,
	2014	2015	2016
Included in Voyage related costs and commissions
Charter hire commissions	$236	$321	$316
Included in Management fees, related parties
Ship-management fees	611	577	631
Included in General and administrative expenses
Administration fees	—	1,245	1,600
Total	$847	$2,143	$2,547

In addition, Maritime also charged $255, $10 and $nil for the years ended December 31, 2014, 2015 and 2016, respectively, which relate to the supervision costs during the vessels construction period, and are included as a component of Vessels, net, in the accompanying consolidated balance sheets.
On April 23, 2015, the Company issued a promissory note amounting to $625 (the “Note”) in favor of Maritime Investors. The Note was issued in return for the payment of  $600 by Maritime Investors to LS on behalf of the Company, representing the cash consideration of the Merger. The remaining balance of the Note covered miscellaneous transaction costs. On October 28, 2015, the Company and Maritime Investors agreed to replace the existing Note of  $625 with a new promissory note of  $2,500, payable on January 15, 2017. The additional amount of  $1,875 was provided in lieu of additional, newly issued, fully paid and non-assessable shares of Pyxis common stock, in accordance with the terms of the amended Agreement and Plan of Merger (Note 1). The new promissory note bears an interest rate of 2.75% per annum payable quarterly in arrears in cash or additional shares of the Company, at a price per share based on a five day volume weighted average price, at the Company’s discretion. As of December 31, 2015, the amount of $2,500 is separately reflected in the consolidated balance sheet under non-current liabilities. On each of August 9, 2016, and March 7, 2017, the Company agreed with Maritime Investors to extend the maturity of the promissory note for one year, at same terms and at no additional cost to the Company. The maturity of the promissory note, as amended, is January 2019.
Interest charged for the period from the replacement date of the Note until December 31, 2015, and for the year ended December 31, 2016, amounted to $12 and $69, respectively, and is included in Interest and finance costs, net, in the accompanying consolidated statement of comprehensive income/loss.
As of December 31, 2015 and 2016, the balances due to Maritime were $121 and $1,953, respectively and are included in Due to related parties in the accompanying consolidated balance sheets. The amount due to Maritime as of December 31, 2016, includes $300 placed in escrow by Maritime on behalf of Sixthone, relating to a dispute with one of the Company’s charterers, as discussed in Note 11. The balances with Maritime are interest free and with no specific repayment terms.